CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
SALES REVENUE	$ 695,764	$ 1,275,000	$ 2,728,277	$ 1,635,136	$ 2,510,364	$ 0
COST OF GOODS SOLD	(302,569)	(388,259)	(1,185,878)	(557,649)	(782,727)	0
GROSS PROFIT	393,195	886,741	1,542,399	1,077,487	1,727,637	0
GENERAL AND ADMINISTRATIVE EXPENSES	2,982,621	7,106,605	12,015,533	12,776,975	19,552,288	8,933,111
LOSS FROM OPERATIONS	(2,589,426)	(6,219,864)	(10,473,134)	(11,699,488)	(17,824,651)	(8,933,111)
OTHER INCOME (EXPENSE)
Interest Expense	(321,149)	(1,131,466)	(4,870,182)	(1,918,264)	(5,176,361)	(901,134)
Other income/(expense)	(402,504)	389,151	(3,352,311)	354,308	(158,213)	(248,858)
Total other expense	(723,653)	(742,315)	(8,222,493)	(1,563,956)	(5,334,574)	(1,149,992)
NET LOSS BEFORE INCOME TAX EXPENSE	(3,313,079)	(6,962,179)	(18,695,627)	(13,263,444)
Income tax expense	(737,568)	0	(737,568)	0	0	0
NET LOSS	(4,050,647)	(6,962,179)	(19,433,195)	(13,263,444)	(23,159,225)	(10,083,103)
Net loss attributable to non-controlling interest	(287,406)	0	(762,966)	(68,025)	(185,035)	(173,273)
NET LOSS ATTRIBUTABLE TO GB SCIENCES, INC.	$ (3,763,241)	$ (6,962,179)	$ (18,670,229)	$ (13,195,419)	$ (22,974,190)	$ (9,909,830)
Net loss per share - basic and diluted	$ (0.02)	$ (0.05)	$ (0.09)	$ (0.10)	$ (0.17)	$ (0.13)
Weighted average common shares outstanding - basic and diluted	222,856,453	128,301,565	200,971,724	127,389,398	132,934,141	79,002,685